9. RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2019
Disclosure of recoverable taxes [abstract]
RECOVERABLE TAXES

9. RECOVERABLE TAXES

	2019	2018
Current
ICMS (VAT)	65	80
PIS/Pasep	3	4
Cofins	7	21
Others	24	19
	99	124
Non-current
ICMS (VAT)	277	240
PIS/Pasep	1,102	–
Cofins	4,968	–
Others	2	2
	6,349	242
	6,448	366

The ICMS (VAT) credits that are reported in non-current assets arise mainly from acquisitions of property, plant and equipment, and intangible assets, and can be offset against taxes payable in the next 48 months. The transfer to non-current is made in accordance with management's best estimate of the amounts which will likely be realized after 2020.

Credits of PIS/Pasep and Cofins generated by the acquisition of machinery and equipment can be offset immediately.

The credits of PIS/Pasep and Cofins taxes recorded as non-current assets refer to the amounts paid for these taxes including ICMS tax in their basis of calculation. For more information see Note 10.